Other long term obligations	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	December 31, 2014	December 31, 2013
Deferred lease inducements liability (note 16(b))	252	359
Asset retirement obligation (note 16(c))	562	512
Senior executive stock option plan (note 23(c))	22	940
Restricted share unit plan (note 23(d))	1,779	3,667
Directors' deferred stock unit plan (note 23(e))	2,005	3,662
Deferred gain on sale leaseback (note 16(d))	371	—
	$4,991	$9,140
Less current portion of:
Senior executive stock option plan (note 23(c))	(22)	—
Restricted share unit plan (note 23(d))	(1,009)	(1,933)
Directors' deferred share unit plan (note 23(f))	(408)	—
Deferred gain on sale leaseback (note 16(d))	(93)	—
	$3,459	$7,207

b) Deferred lease inducements liability
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2014	December 31, 2013
Balance, beginning of year	$359	$466
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$252	$359

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2014	December 31, 2013
Balance, beginning of year	$512	$466
Accretion expense	50	46
Balance, end of year	$562	$512

At December 31, 2014, estimated undiscounted cash flows required to settle the obligation were $1,084 (December 31, 2013 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.
d) Deferred gain on sale leaseback
The Company recorded a gain on the sale leaseback of certain heavy equipment. The gain on sale has been deferred and is being amortized over the term of the capital lease.

	December 31, 2014	December 31, 2013
Balance, beginning of year	$—	$—
Addition	371	—
Balance, end of year	$371	$—